Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Nature of Operations and Basis of Presentation

Metro Bancorp, Inc. (Metro or the Company) is a Pennsylvania business corporation, which is registered as a bank holding company under the Bank Holding Company Act of 1956, as amended. The Company was incorporated on April 23, 1999 and became an active bank holding company on July 1, 1999. The Company is a one-bank holding company headquartered in Harrisburg, Pennsylvania and provides full banking services through its subsidiary, Metro Bank (the Bank). The Company is subject to regulation by the Federal Reserve Bank (FRB). Metro Bank is the Company's operating entity and is headquartered in Lemoyne, Pennsylvania. The Bank became a state-chartered bank on November 7, 2008, following approval by the Pennsylvania Department of Banking of the Bank's application to convert from a national bank charter to a state bank charter. As a Pennsylvania state-chartered bank, Metro Bank is supervised jointly by the Pennsylvania Department of Banking and Securities and the Federal Deposit Insurance Corporation (FDIC). The Bank is a financial services retailer with stores in the counties of Berks, Cumberland, Dauphin, Lancaster, Lebanon and York, Pennsylvania. The Bank had a total of 33 stores at December 31, 2014 and opened one additional store in January 2015 in Lancaster County.

The consolidated financial statements presented include the accounts of Metro Bancorp, Inc. and its wholly-owned subsidiary Metro Bank. All material intercompany transactions have been eliminated. Events occurring subsequent to the date of the balance sheet have been evaluated for potential recognition or disclosure in the consolidated financial statements.

Use of Estimates

The consolidated financial statements are prepared in conformity with generally accepted accounting principles (GAAP).  Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect reported amounts of assets and liabilities and require disclosure of contingent assets and liabilities. In the opinion of management, all adjustments considered necessary for fair presentation have been included and are of a normal, recurring nature. Actual results could differ from these estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses (allowance or ALL), impaired loans, the valuation of foreclosed assets, the valuation of securities available for sale, the valuation of deferred tax assets, the determination of other-than-temporary impairment (OTTI) on the Company's investment securities portfolio and other fair value measurements.

Other Comprehensive Income

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale (AFS) securities, are reported as a separate component of the equity section of the balance sheet, such items, along with net income are components of comprehensive income. In addition to net income, the Company's total comprehensive income includes net unrealized gains (losses) on AFS securities and noncredit-related other-than-temporary impairment charges on debt securities. These items are presented net of tax in the Statements of Comprehensive Income (Loss).

Significant Group Concentrations of Credit Risk

Most of the Company's activities are with customers located within South Central Pennsylvania. Notes 4 and 6 discuss the types of lending that the Company engages in as well as loan concentrations. The Company does not have any significant concentrations to any one borrower or related borrowers. The types of securities the Company invests in is discussed in Note 3.

Securities

Securities classified as held to maturity are those debt securities that the Company has both the intent and ability to hold to maturity regardless of changes in market conditions, liquidity needs or general economic conditions. These securities are carried at cost adjusted for amortization of premium and accretion of discount, computed by the interest method over the estimated average life of amortizing securities and to either the maturity or expected call date of nonamortizing securities.

Securities classified as available for sale are those debt securities that the Company intends to hold for an indefinite period of time, but not necessarily to maturity. Any decision to sell a security classified as available for sale would be based on various factors, including significant movements in interest rates, changes in the maturity mix of the Company's assets and liabilities, liquidity needs, regulatory capital considerations and other similar factors. Securities available for sale are carried at fair value. Unrealized gains or losses are reported in other comprehensive income, net of the related deferred tax effect. Realized gains or losses, determined on the basis of the cost of the specific securities sold, are included in earnings. Premiums and discounts are recognized in interest income using the interest method over the estimated average life of amortizing securities and to either the maturity or expected call date of nonamortizing securities. Management determines the appropriate classification of debt securities at the time of purchase.

Other-Than-Temporary Impairment

Beginning in 2013, the Company performed its own independent credit review of all nongovernment and nongovernmental agency securities when determining whether a debt security is other-than-temporarily impaired. This includes a quarterly review of all existing debt securities as well as a pre-purchase analysis for new securities purchased. This review/analysis considers, but does not rely upon, ratings by a nationally recognized statistical ratings organization. Management also assesses whether we have the intent to sell the security or it is more likely than not that we will be required to sell the security prior to its anticipated recovery.

Prior to 2013, the Company followed the fair value measurement guidance which clarified the interaction of the factors that should be considered when determining whether a debt security was other-than-temporarily impaired. For debt securities, management assessed whether we had the intent to sell the security or it was more likely than not that we would be required to sell the security prior to its anticipated recovery. The Company forecasted recovery of the value of the security through either cash flows or market price.

In instances when a determination is made that an OTTI exists but we do not intend to sell the debt security and it is not likely that we will be required to sell the debt security prior to its anticipated recovery, the OTTI is separated into (a) the amount of the total OTTI related to a decrease in cash flows expected to be collected from the debt security (the credit loss) and (b) the amount related to all other factors. The amount of the OTTI related to the credit loss is recognized in earnings and the amount of the OTTI related to all other factors is recognized in other comprehensive income.

Loans Held for Sale

Loans held for sale are comprised of student loans, selected residential mortgage loans and the guaranteed portion of certain small business administration (SBA) loans the Company originates with the intention of selling in the future. Held for sale loans are carried at the lower of cost or estimated fair value, calculated in the aggregate. At the present time, the majority of the Company's residential loans are originated with the intent to sell to the secondary market unless a loan is nonconforming to the secondary market standards or if we agree not to sell the loan due to a customer's request. The residential mortgage loans that are designated as held for sale are sold to other financial institutions in correspondent relationships. The sale of these loans takes place typically within 30 days of funding. The Company does not retain the servicing on its residential mortgage loans or its student loans. The Company retains servicing on SBA loans sold, which is not material at December 31, 2014.

The Company holds other SBA loans in the loan receivable portfolio unless or until the Company's management determines a sale of those certain loans is appropriate. At the time such a decision is made, those SBA loans are moved from the loans receivable portfolio to the loans held for sale portfolio and recorded at the lower of cost or fair value. During 2014, SBA loans with a carrying amount of $9.3 million previously classified as loans receivable were transferred to the loans held for sale portfolio and subsequently sold at a total gain of $310,000. During 2014, the Company began originating certain types of SBA loans with the intent to sell the guaranteed portion of each of these loans. The Company received proceeds of $2.3 million on sales of such loans in 2014 and recognized a gain of $134,000 on those sales. There were no SBA loan sales in 2013 or 2012.

Total loans held for sale were $5.0 million and $6.2 million at December 31, 2014 and 2013, respectively. At December 31, 2014, loans held for sale were comprised of $2.6 million of residential mortgages and $2.4 million of student loans as compared to $3.1 million of student loans and $3.1 million of residential mortgages at December 31, 2013. There were no SBA loans held for sale at December 31, 2014 and 2013, respectively.

Loans Receivable

Loans receivable that management has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are stated at their outstanding unpaid principal balances, net of an ALL and any deferred fees and costs. Interest income is accrued on the unpaid principal balance. Loan origination fees and costs are deferred and recognized as an adjustment of the yield (interest income) of the related loans. The Company is generally amortizing these amounts over the contractual life of the loan.

A loan is considered past due or delinquent if payment is not received on or before the due date. The accrual of interest is generally discontinued when the contractual payment of principal or interest has become 90 days past due or management has serious doubts about further collectibility of principal or interest, even though the loan may be currently performing. A loan may remain on accrual status if it is in the process of collection and is either guaranteed or well secured. When a loan is placed on nonaccrual status, unpaid interest credited to income in the current year is reversed and unpaid interest accrued in prior years is charged against the ALL. Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management's judgment as to the collectibility of principal. If a loan is substandard and accruing, interest is recognized as accrued. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectibility of the total contractual principal and interest is no longer in doubt.

Allowance for Loan Losses

The ALL is established through provisions for incurred loan losses charged against income. Loans, or portions thereof, deemed to be uncollectible are charged against the ALL and subsequent recoveries, if any, are credited to the allowance. The evaluation is inherently subjective as it requires material estimates that can change significantly as more information becomes available. Loans are evaluated for impairment once the loan has been internally risk rated substandard or lower or has been classified as a troubled debt restructuring (TDR).

The allowance consists of specific and general components. The specific component relates to loans that are classified as impaired. For such loans, an allowance is based on an analysis of the discounted cash flows, net collateral value or observable market price of the impaired loan, relative to the carrying value of the loan. The general component covers nonclassified loans and is based on historical loss experience adjusted for qualitative factors and includes an unallocated component. These qualitative factors represent a portion of the allowance established for losses inherent in the loan portfolio, which have not been identified by the quantitative processes. This determination inherently involves a higher degree of subjectivity and considers risk factors that may not have yet manifested themselves in historical loss experience. These factors include:

•	Changes in lending policies and procedures, including changes in underwriting standards;

•	Changes in levels and trends of collection, charge-off and recovery practices;

•	Changes in the volume and severity of past due loans, the volume of nonaccrual loans and the volume and severity of adversely classified or graded loans;

•	Material changes in the mix, volume or duration of the portfolio;

•	Changes in the value of underlying collateral for collateral-dependent loans;

•	Changes in the quality of our loan review system;

•	Changes in the experience, ability and depth of lending management and other relevant staff;

•	The existence and effect of any concentrations of credit and changes in the level of such concentrations; and

•
Changes in international, national, regional and local economic and business conditions and developments that affect the collectibility of the portfolio, including the condition of various market segments and the effect of other external factors such as competition and legal and regulatory requirements on the level of estimated credit losses in our existing portfolio.

The ALL is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management's periodic evaluation of the adequacy of the allowance is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include the borrower's ability to pay, payment status, borrower's financial condition, market conditions for the borrowers' type of industry and other relevant factors. Loans that experience insignificant payment delays generally are not classified as impaired. Management determines the significance of payment delays on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay and the borrower's prior payment record. Impairment is measured on a loan-by-loan basis for commercial loans by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price or the fair value of the collateral, net of expected selling costs, if the loan is collateral dependent.

All nonaccrual loans are deemed impaired and evaluated individually to determine whether a charge-off is necessary.

Restricted Investments in Bank Stock

Restricted investments in bank stock (restricted stock) consists of stock of the Federal Home Loan Bank (FHLB) of Pittsburgh and the Atlantic Community Bankers Bank (ACBB). Federal law requires a member institution of the FHLB system to hold stock of its district FHLB according to a predetermined formula. At December 31, 2014, the Company held $15.2 million of FHLB stock. Of this amount, $1.5 million was required for membership and $13.7 million was required to cover the Company's borrowing level at the FHLB. During 2013 the FHLB lifted the repurchase suspension that had been in place since December of 2008. The Company also owned $65,000 of ACBB stock at December 31, 2014. The investments are carried at cost and periodically evaluated by management for impairment based on an assessment of the ultimate recoverability of the cost rather than by recognizing temporary declines in value. Regarding FHLB restricted stock, the determination of whether a decline in value affects the ultimate recoverability of the cost is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB and (4) the liquidity position of the FHLB. Management believes no impairment charge was necessary related to its investments in restricted stock as of December 31, 2014.

Premises and Equipment

Premises and equipment are carried at cost less accumulated depreciation and amortization. Depreciation is charged to operations over the estimated useful lives of the respective assets. Leasehold improvements are amortized over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. Depreciation and amortization are determined on the straight-line method for financial reporting purposes and accelerated methods for income tax purposes.

Foreclosed Assets

Assets acquired through, or in lieu of, loan foreclosures are held for sale and are initially recorded at fair value less estimated costs to sell the assets at the date of foreclosure, which becomes the "cost" basis of the asset. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of cost or fair value, less estimated costs to sell the asset. Revenue and expenses from operations, changes in the valuation allowance and gains/losses on sales of foreclosed real estate are included in, or netted against, foreclosed real estate expense. Foreclosed assets are included in other assets on the Company's balance sheet and totaled $7.7 million as of December 31, 2014 as compared to $4.5 million as of December 31, 2013.

Net expenses associated with foreclosed assets are detailed below:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Operating expenses, net of rental income	$455	$279	$429
Losses on write-down on foreclosed real estate	—	89	257
Net loss (gain) on sales of real estate	(53)	54	649
Total	$402	$422	$1,335

Income Taxes

Deferred income taxes are provided using the liability method whereby deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets and liabilities are adjusted through the provision for income taxes for the effects of changes in tax laws and rates on the date of enactment. The Company analyzes each tax position taken in its tax returns and determines the likelihood that the position will be realized. Only tax positions that are "more likely than not" to be realized can be recognized in the Company's financial statements. For tax positions that do not meet this recognition threshold, the Company will record an unrecognized tax benefit for the difference between the position taken on the tax return and the amount recognized in the financial statements. The Company did not have any material unrecognized tax benefits or accrued interest or penalties at December 31, 2014 or 2013 or during the years then ended. No unrecognized tax benefits are expected to arise within the next twelve months. The Company's policy is to account for interest as a component of interest expense and penalties, if any, as a component of other expenses.
Transfers of Financial Assets

Transfers of financial assets, including sales of loans and loan participations, are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Treasury Stock

Common stock shares repurchased are recorded as treasury stock at cost.

Per Share Data

Basic net income per common share represents income available to common stockholders divided by the weighted-average number of common shares outstanding during the period. Diluted net income per common share reflects additional common shares that would have been outstanding if dilutive potential common shares had been issued as well as any adjustments to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate solely to outstanding common stock options and are determined using the treasury stock method or stock purchased through the Company's dividend reinvestment and stock purchase plan.

Treasury shares are not deemed outstanding for earnings per share calculations.

Off-Balance Sheet Financial Instruments

In the ordinary course of business, the Company enters into off-balance sheet financial instruments consisting of commitments to extend credit, including commercial letters of credit and standby letters of credit. Such financial instruments are recorded on the balance sheet when they become payable by the borrower to the Company.

Cash Flow Information

For purposes of the statements of cash flows, the Company considers cash and due from banks, interest-bearing deposits and federal funds sold as cash and cash equivalents.

Stock-Based Compensation

The Company recognizes compensation costs related to share-based payment transactions in the income statement based on the grant-date fair value of the stock-based compensation issued. Compensation costs are recognized over the period that an employee provides service in exchange for the award.

The cash flows resulting from the tax benefits due to deductions in excess of the compensation cost recognized for options (excess tax benefits) are classified as financing cash flows.

Advertising Costs

The Company follows the policy of charging the costs of advertising to expense as incurred.

Recent Accounting Standards

In July 2013, the Financial Accounting Standards Board (FASB) issued ASU 2013-11, Income Taxes (Topic 740), Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. ASU 2013-11 provides that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carry forward, a similar tax loss, or a tax credit carry forward, except as follows: to the extent a net operating loss carry forward, a similar tax loss, or a tax credit carry forward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. This guidance was effective for fiscal years, and interim periods within those years, that began after December 15, 2013. The adoption of this guidance did not have a material impact on our consolidated financial statements.

In January 2014, the FASB issued ASU 2014-04, Receivables-Troubled Debt Restructurings by Creditors (Subtopic 310-40), Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure. The guidance clarifies when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan should be derecognized and the real estate property recognized. This guidance is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2014. We do not believe the adoption of this guidance will have a material impact on our consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which specifies how and when to recognize revenue and includes additional disclosures. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period, and allows for either full retrospective or modified retrospective application. Early application is not permitted. We are currently evaluating the impact ASU 2014-09 will have on our consolidated financial statements.

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements-Going Concern (Subtopic 310-40), Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. ASU 2014-15 requires an entity’s management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. This guidance is effective for the annual period ending after December 15, 2016, and for annual and interim periods thereafter. Early adoption is permitted. Because ASU 2014-15 only impacts the timing and content of footnote disclosures, the adoption of this guidance will not have a material impact on our consolidated financial statements.

In November 2014, the FASB issued ASU 2014-16, Derivatives and Hedging (Topic 815), Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or Equity. ASU 2014-16 clarifies how existing guidance should be interpreted in evaluating the economic characteristics and risks of a host contract in a hybrid financial instrument that is issued in the form of a share. ASU 2014-16 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015 and should be applied on a modified retrospective basis. We do not believe the adoption of this guidance will have a material impact on our consolidated financial statements.

Segment Reporting

The Bank acts as an independent community financial services provider and offers traditional banking and related financial services to individual consumer, business and government customers. Through its stores, the Bank offers a full array of commercial and retail financial services.

Management does not separately allocate expenses, including the cost of funding loan demand, between the commercial and retail operations of the Company. As such, discrete financial information is not available and segment reporting would not be meaningful.

Reclassifications

Certain amounts in the 2013 and 2012 financial statements have been reclassified to conform to the 2014 presentation format. Such reclassifications had no impact on the Company's net operations and stockholders' equity.